Financial Risk Management - Summary of Changes in Equity and Profit or Loss (Detail) - 5 percent weakening in exchange rate [member] - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ 23,570	₩ (46,136)
Equity [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(8,397)	(12,060)
Equity [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(92,454)	41,779
Equity [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	772	413
Equity [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	221	1,197
Equity [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	8,036	3,451
Equity [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(1,871)	273
Profit and loss [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	105,398	38,725
Profit and loss [member] | JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(6,418)	(10,497)
Profit and loss [member] | CNY [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	11	318
Profit and loss [member] | TWD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate		1
Profit and loss [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	(278)	390
Profit and loss [member] | PLN [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	28	(236)
Profit and loss [member] | VND [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Increase (decrease) due to a change in the exchange rate	₩ (1,871)	₩ 273